Property, plant and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 122,571	$ 165,636	$ 170,344	$ 161,711